Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating Activities
Net income (loss) of the period	$ 25,673	$ 12,550
Adjustments to reconcile net loss from operations
Bad debt expense	17,670	15,422
Depreciation	839	2,123
Amortization on deferred compensation	25,000	25,000
Changes in Operating Assets and Liabilities
Accounts receivable	(368,560)	(308,435)
Other receivables	46,160	14,764
Accounts payable and accrued expenses	(15,000)	(5,001)
Deferred Revenue	250,000	215,000
Income tax payable	4,531	2,215
Net cash provided by (used in) operating activities	(13,686)	(26,362)
Investing Activities
Purchase of fixed assets	0	(861)
Net cash used in investing activities	0	(861)
Financing Activities
Proceeds from issuance of stock	0	22,500
Net cash provided by financing activities	0	22,500
Net increase (decrease) in cash and equivalents	(13,686)	(4,723)
Cash and equivalents at beginning of the period	159,746	94,266
Cash and equivalents at end of the period	146,060	89,543
Supplemental cash flow information:
Interest paid	0	0
Income taxes paid	$ 0	$ 0